Intangible assets other than goodwill (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	$ 128,257,441	$ 125,618,666	$ 118,964,142
Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	102,648,435	106,358,718	$ 104,487,137
Chile | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	36,722,055	36,074,802
Chile | Trademark [Member] | Embotelladoras Chilenas Unidas S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	31,794,599	32,109,965
Chile | Trademark [Member] | Manantial S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,166,000	1,166,000
Chile | Trademark [Member] | Compañía Pisquera de Chile S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	1,363,782	1,363,782
Chile | Trademark [Member] | Compañía Cervecería Kunstmann S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	2,397,674	1,435,055
International Business | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	46,047,813	50,395,976
International Business | Trademark [Member] | CCU Argentina S.A. and subsidiaries
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	35,260,216	38,507,563
International Business | Trademark [Member] | Marzurel S.A., Coralina S.A. and Milotur S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	2,076,714	2,482,089
International Business | Trademark [Member] | Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	3,137,761	3,542,203
International Business | Trademark [Member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	5,573,122	5,864,121
Wines | Trademark [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	19,878,567	19,887,940
Wines | Trademark [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
Intangible assets other than goodwill	$ 19,878,567	$ 19,887,940